UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21422

Trust for Advised Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Christopher E. Kashmerick
Trust for Advised Portfolios
2020 East Financial Way, Suite 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7385
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2018

Item 1. Schedule of Investments.

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)

Principal		Current
Amount		Rate	Maturity	Value
	BANK LOANS(1) ― 97.8%
	AEROSPACE & DEFENSE― 1.3%
$997,494	Excelitas Technologies Corp. (3 Month USD LIBOR + 3.500%)	5.834%	12/2/2024	$1,000,616

	AIR TRANSPORT ― 1.2%
989,985	Air Medical Group Holdings, Inc. (1 Month USD LIBOR + 3.250%)	5.280	4/28/2022	963,998

	AUTOMOTIVE ― 0.6%
497,500	Belron Finance US LLC (3 Month USD LIBOR + 2.500%)	4.863	11/7/2024	497,500

	BUILDING & DEVELOPMENT ― 4.6%
748,106	AZEK Co LLC/The (6 Month USD LIBOR + 3.750%)	6.251	5/3/2024	749,041
1,000,000	Brookfield Retail Holdings VII Sub 3 LLC (3 Month USD LIBOR + 2.500%)	4.812	5/4/2025	984,250
1,491,162	Forterra Finance, LLC (1 Month USD LIBOR + 3.000%)	5.094	10/25/2023	1,396,562
500,000	Hamilton Holdco LLC (3 Month USD LIBOR + 2.000%)	4.340	7/2/2025	498,750
				3,628,603
	BUSINESS EQUIPMENT & SERVICES ― 18.9%
491,250	Blackboard, Inc. (3 Month USD LIBOR + 5.000%)	7.355	6/30/2021	466,280
1,500,000	BMC Software Finance, Inc. (3 Month USD LIBOR + 4.250%)	6.550	9/1/2025	1,492,500
498,737	Bright Horizons Family Solutions, LLC. (1 Month USD LIBOR + 1.750%)	3.844	11/7/2023	497,077
418,500	Idera, Inc. (1 Month USD LIBOR + 4.500%)	6.600	6/28/2024	424,254
575,605	IG Investments Holdings, LLC (1 Month USD LIBOR + 3.500%)	5.834	5/23/2025	575,366
407,909	IG Investments Holdings, LLC (3 Month USD LIBOR + 3.500%)	5.594	5/23/2025	407,740
1,234,430	Kronos Inc. (3 Month USD LIBOR + 3.000%)	5.358	11/1/2023	1,233,657
991,117	LANDesk Group, Inc. (1 Month USD LIBOR + 4.250%)	6.350	1/22/2024	984,308
997,500	McDermott International, Inc. (1 Month USD LIBOR + 5.000%)	7.093	5/12/2025	1,003,789
990,000	Project Alpha Intermediate Holding, Inc. (6 Month USD LIBOR + 3.500%)	5.990	4/26/2024	986,287
496,236	Project Ruby Ultimate Parent Corp. (1 Month USD LIBOR + 3.500%)	5.594	2/9/2024	497,476
988,762	Rackspace Hosting, Inc. (3 Month USD LIBOR + 3.000%)	5.363	11/3/2023	977,842
497,500	Research Now Group, Inc. (3 Month USD LIBOR + 5.500%)	7.997	12/20/2024	490,038
129,203	SS&C European Holdings SARL (1 Month USD LIBOR + 2.500%)	4.594	4/16/2025	129,391
341,525	SS&C Technologies, Inc. (1 Month USD LIBOR + 2.500%)	4.594	4/16/2025	342,022
982,481	TIBCO Software, Inc. (1 Month USD LIBOR + 3.500%)	5.600	12/4/2020	984,171
598,489	TierPoint, LLC (1 Month USD LIBOR + 3.750%)	5.844	5/6/2024	583,903
1,000,000	Vertafore, Inc. (1 Month USD LIBOR + 3.250%)	5.342	7/2/2025	994,900
1,041,746	VF Holdings Corp. (1 Month USD LIBOR + 3.250%)	5.344	6/30/2023	1,036,537
497,500	West Corp. (1 Month USD LIBOR + 4.000%)	6.094	10/10/2024	496,443
250,000	West Corp. (1 Month USD LIBOR + 3.500%)	5.594	10/10/2024	248,411
				14,852,392
	CABLE & SATELLITE TELEVISION ― 0.6%
500,000	CSC Holdings, LLC (1 Month USD LIBOR + 2.500%)	4.573	1/26/2026	499,165

	CHEMICALS & PLASTICS ― 4.9%
704,225	Kraton Polymers, LLC (1 Month USD LIBOR + 2.500%)	4.594	3/5/2025	703,049
1,241,872	New Arclin U.S. Holdings, Inc. (3 Month USD LIBOR + 3.500%)	5.834	2/14/2024	1,245,753
995,000	Ring Container Technologies, LLC (1 Month USD LIBOR + 2.750%)	4.844	10/31/2024	991,269
347,093	Tronox Finance, LLC (1 Month USD LIBOR + 3.000%)	5.094	9/23/2024	347,570
150,407	Tronox Finance, LLC (1 Month USD LIBOR + 3.000%)	5.094	9/23/2024	150,614
382,700	Univar USA Inc. (1 Month USD LIBOR + 2.500%)	4.594	7/1/2024	382,254
				3,820,509
	CONTAINERS & GLASS PRODUCTS ― 2.2%
895,706	Berlin Packaging LLC (1 Month USD LIBOR + 3.000%)	5.009	11/7/2025	891,957
104,294	Berlin Packaging LLC (3 Month USD LIBOR + 3.000%)	5.340	11/7/2025	103,858
752,180	Reynolds Group Holdings, Inc. (1 Month USD LIBOR + 2.750%)	4.844	2/6/2023	751,552
				1,747,367
	DRUGS ― 1.3%
499,884	Amneal Pharmaceuticals, LLC (1 Month USD LIBOR + 3.500%)	5.625	5/5/2025	499,729
527,243	Valeant Pharmaceuticals International, Inc. (1 Month USD LIBOR + 3.000%)	4.982	6/2/2025	526,147
				1,025,876
	ELECTRONICS/ELECTRIC ― 3.8%
475,000	KEMET Corp. (1 Month USD LIBOR + 6.000%)	8.094	4/26/2024	482,125
1,000,000	Mavenir Systems, Inc. (1 Month USD LIBOR + 6.000%)	8.030	5/8/2025	1,002,500
1,000,000	Microchip Technology Inc. (1 Month USD LIBOR + 2.000%)	4.100	5/29/2025	1,000,210
500,000	Plantronics, Inc. (1 Month USD LIBOR + 2.500%)	4.592	7/2/2025	499,768
				2,984,603

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	FINANCIAL INTERMEDIARIES ― 6.9%
$441,667	First American Payment Systems, L.P. (1 Month USD LIBOR + 4.750%)	6.763%	1/5/2024	$446,083
980,075	First Eagle Holdings, Inc. (3 Month USD LIBOR + 3.000%)	5.334	12/1/2022	986,970
995,006	NAB Holdings, LLC (3 Month USD LIBOR + 3.000%)	5.334	7/1/2024	991,280
485,609	Resolute Investment Managers, Inc. (3 Month USD LIBOR + 3.250%)	5.584	4/29/2022	487,430
1,472,462	Russell Investments US Institutional Holdco, Inc. (1 Month USD LIBOR + 3.250%)	5.344	6/1/2023	1,482,034
997,500	Vantiv, LLC (1 Month USD LIBOR + 1.750%)	3.787	8/9/2024	995,006
				5,388,803
	FOOD PRODUCTS ― 0.9%
608,766	Weight Watchers International, Inc. (3 Month USD LIBOR + 4.750%)	7.060	11/29/2024	616,948
122,484	Weight Watchers International, Inc. (1 Month USD LIBOR + 4.750%)	6.760	11/29/2024	124,130
				741,078
	FOOD SERVICE ― 0.6%
498,750	IRB Holding Corp. (1 Month USD LIBOR + 3.250%)	5.266	2/5/2025	500,204

	HEALTH CARE ― 6.6%
744,482	Alvogen Pharma U.S., Inc. (1 Month USD LIBOR + 4.750%)	6.840	4/1/2022	747,277
495,000	GHX Ultimate Parent Corp. (3 Month USD LIBOR + 3.000%)	5.334	6/28/2024	495,208
1,000,000	Inovalon Holdings, Inc. (1 Month USD LIBOR + 3.500%)	5.563	4/2/2025	975,625
997,500	NVA Holdings, Inc. (1 Month USD LIBOR + 2.750%)	4.844	2/3/2025	996,044
997,500	PharMerica Corp. (1 Month USD LIBOR + 3.500%)	5.546	12/6/2024	997,968
982,538	Prospect Medical Holdings, Inc. (1 Month USD LIBOR + 5.500%)	7.500	2/22/2024	982,538
				5,194,660
	INDUSTRIAL EQUIPMENT ― 4.0%
498,747	CD&R Hydra Buyer Inc.. (1 Month USD LIBOR + 3.750%)	5.844	12/11/2024	499,059
450,484	DG Investment Intermediate Holdings 2, Inc. (1 Month USD LIBOR + 3.000%)	5.094	2/3/2025	448,513
48,387	DG Investment Intermediate Holdings 2, Inc. (1 Month USD LIBOR + 3.000%)(3)	5.094	2/3/2025	48,175
686,032	Gardner Denver, Inc. (1 Month USD LIBOR + 2.750%)	4.844	7/30/2024	687,493
473,089	Generac Power Systems, Inc. (1 Month USD LIBOR + 1.750%)	4.058	5/31/2023	469,146
950,000	NN, Inc. (1 Month USD LIBOR + 3.250%)	5.344	4/2/2021	947,626
				3,100,012
	INSURANCE ― 1.3%
493,769	Acrisure, LLC (3 Month USD LIBOR + 4.250%)	6.609	11/22/2023	493,463
500,000	Alliant Holdings Intermediate LLC (1 Month USD LIBOR + 3.000%)	5.046	5/9/2025	497,313
				990,776
	LEISURE GOODS/ACTIVITIES/MOVIES ― 3.9%
500,000	Delta 2 Lux SARL (1 Month USD LIBOR + 2.500%)	4.594	2/1/2024	494,298
1,036,049	Life Time Fitness, Inc. (3 Month USD LIBOR + 2.750%)	5.057	6/10/2022	1,034,962
997,500	Lions Gate Capital Holdings LLC (1 Month USD LIBOR + 2.250%)	4.341	3/24/2025	995,838
500,000	Samsonite International S.A. (1 Month USD LIBOR + 1.750%)	3.844	4/25/2025	495,625
				3,020,723
	LODGING & CASINOS ― 2.9%
497,500	Caesars Resort Collection LLC (1 Month USD LIBOR + 2.750%)	4.844	12/23/2024	496,721
239,067	Scientific Games International, Inc. (1 Month USD LIBOR + 2.750%)	4.844	8/14/2024	237,798
1,005,314	Scientific Games International, Inc. (2 Month USD LIBOR + 2.750%)	4.921	8/14/2024	999,976
500,000	Travelport Finance (Luxembourg) SARL (3 Month USD LIBOR + 2.500%)	4.830	3/17/2025	498,845
				2,233,340
	NONFERROUS METALS/MINERALS ― 0.6%
497,500	MRC Global, Inc. (1 Month USD LIBOR + 3.000%)	5.094	9/20/2024	500,144

	OIL & GAS ― 2.5%
500,000	Fieldwood Energy, LLC (1 Month USD LIBOR + 5.250%)	7.344	4/11/2022	501,810
1,500,000	Fieldwood Energy, LLC (1 Month USD LIBOR + 7.250%)	9.344	4/11/2023	1,459,994
				1,961,804
	PUBLISHING ― 2.8%
496,250	Camelot Finance LP (1 Month USD LIBOR + 3.250%)	5.344	10/3/2023	495,444
1,717,546	Harland Clarke Holdings Corp. (3 Month USD LIBOR + 4.750%)	7.084	11/3/2023	1,677,475
				2,172,919
	RADIO & TELEVISION ― 1.3%
498,701	Encompass Digital Media, Inc. (3 Month USD LIBOR + 4.500%)	6.840	6/7/2021	492,468
496,250	Entravision Communication Corp. (1 Month USD LIBOR + 2.750%)	4.844	11/29/2024	491,288
				983,756

Ziegler Floating Rate Fund
SCHEDULE OF INVESTMENTS
June 30, 2018 (Unaudited)(Continued)

Principal		Current
Amount		Rate	Maturity	Value
	RETAILERS ― 10.1%
$208,627	Ascena Retail Group, Inc. (1 Month USD LIBOR + 4.500%)	6.625%	8/22/2022	$186,825
646,312	CWGS Group LLC (1 Month USD LIBOR + 2.750%)	4.775	11/8/2023	639,930
1,304,348	Heartland Dental, LLC (1 Month USD LIBOR + 3.750%)	5.844	4/30/2025	1,298,641
195,652	Heartland Dental, LLC (1 Month USD LIBOR + 3.750%)(3)	1.875	4/30/2025	194,796
457,375	Jill Holdings, LLC (3 Month USD LIBOR + 5.000%)	7.360	5/9/2022	452,230
975,000	LSF9 Atlantis Holdings, LLC (1 Month USD LIBOR + 6.000%)	8.001	5/1/2023	967,078
496,250	National Vision, Inc. (1 Month USD LIBOR + 2.750%)	4.844	11/20/2024	496,146
166,436	Party City Holdings, Inc. (1 Month USD LIBOR + 2.750%)	4.850	8/19/2022	166,551
82,298	Party City Holdings, Inc. (6 Month USD LIBOR + 2.750%)	5.280	8/19/2022	82,355
995,000	Staples, Inc. (3 Month USD LIBOR + 4.000%)	6.358	9/12/2024	983,344
445,653	Talbots, Inc. (The) (1 Month USD LIBOR + 4.500%)	6.594	3/19/2020	440,780
1,486,241	Western Dental Services, Inc. (1 Month USD LIBOR + 4.500%)	6.594	6/30/2023	1,490,884
398,000	YI, LLC (3 Month USD LIBOR + 4.000%)	6.334	11/7/2024	399,493
100,000	YI, LLC (3 Month USD LIBOR + 4.000%)(3)	6.335	11/7/2024	100,375
				7,899,428
	STEEL ― 0.9%
740,434	Dynacast International, LLC (3 Month USD LIBOR + 3.250%)	5.584	1/28/2022	739,971

	SURFACE TRANSPORT ― 3.0%
2,141	Garda World Security Corp. (Prime + 2.500%)	7.500	5/24/2024	2,146
845,757	Garda World Security Corp. (3 Month USD LIBOR + 3.500%)	5.800	5/24/2024	847,605
492,424	Gruden Acquisition, Inc. (3 Month USD LIBOR + 5.500%)	7.834	8/18/2022	496,735
1,000,000	Uber Technologies (1 Month USD LIBOR + 4.000%)	6.001	4/4/2025	1,004,791
				2,351,277
	TELECOMMUNICATIONS ― 7.7%
597,000	Charter Communications Operating LLC (1 Month USD LIBOR + 2.000%)	4.100	4/30/2025	596,860
1,000,000	Intelsat Jackson Holdings S.A. (1 Month USD LIBOR + 3.750%)	5.853	11/30/2023	999,140
497,494	Micro Holding Corp. (1 Month USD LIBOR + 3.750%)	5.835	9/13/2024	498,014
498,750	MTN Infrastructure TopCo, Inc. (1 Month USD LIBOR + 3.000%)	5.094	11/15/2024	499,920
783,018	Polycom, Inc. (1 Month USD LIBOR + 5.250%)	7.344	9/27/2023	784,733
604,794	TVC Albany, Inc. (1 Month USD LIBOR + 4.000%)	6.090	9/18/2024	606,306
1,196,890	US TelePacific Corp. (3 Month USD LIBOR + 5.000%)	7.334	5/2/2023	1,180,809
491,284	WideOpenWest Finance, LLC (1 Month USD LIBOR + 3.250%)	5.335	8/18/2023	470,405
440,088	Windstream Services, LLC (1 Month USD LIBOR + 4.000%)	6.090	3/29/2021	419,183
				6,055,370
	UTILITIES ― 2.4%
148,986	Astoria Energy LLC (1 Month USD LIBOR + 4.000%)	6.100	12/24/2021	149,798
818,339	Eastern Power, LLC (1 Month USD LIBOR + 3.750%)	5.844	10/2/2023	818,850
938,125	Talen Energy Supply, LLC (1 Month USD LIBOR + 400%)	6.094	7/14/2023	942,117
				1,910,765

	TOTAL BANK LOANS
	(Cost $76,547,728)			$76,641,529

Shares
	SHORT TERM INVESTMENT ― 4.4%
3,413,295	Short-Term Investments Trust - Government & Agency Portfolio - Institutional Class, 1.810% (2)			$3,413,295
	TOTAL SHORT TERM INVESTMENT
	(Cost $3,413,295)			3,413,295

	TOTAL INVESTMENTS ― 102.2% (Cost $79,961,023)			$80,054,824
	Liabilities in Excess of Other Assets ― (2.2)%			(1,690,854)
	TOTAL NET ASSETS ― 100.0%			$78,488,100

Percentages are stated as a percent of net assets.

(1) Variable rates securities. Description includes reference rate and spread. Rates reset at each loan payment.
(2) Rate quoted is seven-day yield at period end.
(3) Unfunded loan commitment.

Ziegler Floating Rate Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

Security Valuation

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”).  Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter (“OTC”) market.  If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees.  Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Options and any other financial derivatives not traded on an exchange are valued by an independent pricing service using pricing models. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by Ziegler Capital Management, LLC (the "Adviser" or “Ziegler”) under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Bank loans in which the Fund may invest have similar risks to lower-rated fixed income securities. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. Senior secured bank loans are supported by collateral; however, the value of the collateral may be insufficient to cover the amount owed to the Fund. By relying on a third party to administer a loan, the Fund is subject to the risk that the third party will fail to perform its obligations. The loans in which the Fund will invest are largely floating rate instruments; therefore, the interest rate risk generally is lower than for fixed-rate debt obligations. However, an increase in interest rates may adversely affect the borrower’s financial condition. Due to the unique and customized nature of loan agreements evidencing loans, loans are not as easily purchased or sold as publicly traded securities. Although the range of investors in loans has broadened in recent years, there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain valuations of the loans in its portfolio.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 - quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

Ziegler Floating Rate Fund
Schedule of Investments (Continued)
June 30, 2018 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments in each category investment type as of June 30, 2018:

Description	Level 1	Level 2	Level 3	Total
Assets
Bank Loans	$-	$76,765,659	$-	$76,765,659
Short-Term Investment	3,413,295	-	-	3,413,295
Total	$3,413,295	$76,765,659	$-	$80,178,954

See the Schedule of Investments for further detail of investment classifications.

The Funds recognizes transfers between Levels at the end of the reporting period. There were no transfers between Levels at period end.

There were no Level 3 securities held at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By   /s/ Christopher E. Kashmerick
   Christopher E. Kashmerick, President and Principal Executive Officer

Date   8/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell B. Simon
Russell B. Simon, Treasurer and Principal Financial Officer

Date  8/27/18